WBI BullBear Yield 3000 ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 93.9%
	Capital Goods - 9.6%
10,936	3M Company	$2,107,149
4,104	Cummins, Inc.	1,063,387
3,611	Parker - Hannifin Corp.	1,139,018

		4,309,554

	Consumer Services - 1.4%
12,747	Service Corp. International	650,734

	Diversified Financials - 12.8%
17,572	Raymond James Financial, Inc.	2,153,624
21,734	State Street Corp. +	1,825,873
2,511	T. Rowe Price Group, Inc.	430,888
42,593	Virtu Financial, Inc. - Class A	1,322,513

		5,732,898

	Energy - 4.3%
14,805	Diamondback Energy, Inc.	1,088,019
15,124	Exxon Mobil Corp.	844,373

		1,932,392

	Food, Beverage & Tobacco - 9.8%
36,962	Coca-Cola European Partners PLC - ADR(c)	1,927,938
52,227	The Kraft Heinz Company +	2,089,080
4,905	Tyson Foods, Inc. - Class A	364,442

		4,381,460

	Health Care Equipment & Services - 3.2%
23,596	Cardinal Health, Inc.	1,433,457

	Household & Personal Products - 4.5%
14,506	Kimberly-Clark Corp.	2,017,059

	Insurance - 15.0%
52,014	Fidelity National Financial, Inc.	2,114,889
29,905	First American Financial Corp.	1,694,118
29,379	MetLife, Inc.	1,785,950
4,171	Primerica, Inc.	616,557
5,739	Prudential Financial, Inc.	522,823

		6,734,337

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
19,251	AbbVie, Inc.	2,083,343
18,965	Gilead Sciences, Inc.	1,225,708

		3,309,051

	Retailing - 5.8%
7,664	Best Buy Company, Inc.	879,904
8,819	Target Corp. +	1,746,779

		2,626,683

	Software & Services - 10.2%
12,521	Broadridge Financial Solutions, Inc.	1,916,965
7,071	Microsoft Corp.	1,667,130
886	Shopify, Inc. - ADR*(c)	980,359

		4,564,454

	Technology Hardware & Equipment - 1.4%
19,325	HP, Inc.	613,569

	Transportation - 3.8%
9,941	United Parcel Service, Inc. - Class B	1,689,871

	Utilities - 4.7%
65,706	OGE Energy Corp.	2,126,246

	TOTAL COMMON STOCKS (Cost $41,241,519)	42,121,765

	REITS - 3.0%
	Real Estate - 3.0%
36,147	Iron Mountain, Inc. +	1,337,801

	TOTAL REITS (Cost $992,951)	1,337,801

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 6.9%
3,094,799	U.S. Bank Money Market Deposit Account, 0.00% (d)	3,094,799

	TOTAL SHORT TERM INVESTMENTS (Cost $3,094,799)	3,094,799

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.1%
3,617,531	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (a)(b)	3,617,531

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,617,531)	3,617,531

	TOTAL INVESTMENTS - 111.9% (Cost $48,946,800)	50,171,896
	Liabilities in Excess of Other Assets - (11.9)%	(5,333,093)

	NET ASSETS - 100.0%	$44,838,803

PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $3,478,432.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 4.30%, Canada: 2.19%.
(d)	Rounded to 0.00.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.